SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 1,735,764	$ 1,927,749
Accrued expenses	775,100	1,164,974
Accounts payable and accrued liabilities, current	2,510,864	3,092,723
Accounts payable – related party	$ 332,432	$ 403,423